Retained Earnings and Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 353,270	$ 350,256